Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Disclosure of related party [text block]	36 – Related Party Transactions Parties are considered to be related if one party has the ability to directly or indirectly control the other party or exercise significant influence over the other party in making financial or operational decisions. The Group’s related parties include: – Key management personnel including close family members and entities which are controlled, significantly influenced by, or for which significant voting power is held by key management personnel or their close family members – Subsidiaries, joint ventures and associates and their respective subsidiaries – Post-employment benefit plans for the benefit of Deutsche Bank employees Transactions with Key Management Personnel Key management personnel are those persons having authority and responsibility for planning, directing, and controlling the activities of Deutsche Bank, directly or indirectly. The Group considers the members of the Management Board and of the Supervisory Board of the parent company to constitute key management personnel for purposes of IAS 24. Compensation expense of key management personnel in € m. 2024 2023 2022 Short-term employee benefits 47 37 37 Post-employment benefits 4 7 5 Other long-term benefits 35 17 15 Termination benefits 0 0 2 Share-based payment 15 18 17 Total 101 79 76 The above table does not contain compensation that employee representatives and former board members on the Supervisory Board have received. The aggregated compensation paid to such members for their services as employees of Deutsche Bank or status as former employees (retirement, pension and deferred compensation) amounted to € 1 million as of December 31, 2024, € 1 million as of December 31, 2023 and € 1 million as of December 31, 2022. Among the Group’s transactions with key management personnel as of December 31, 2024, were loans and commitments of € 2 million and deposits of € 17 million. As of December 31, 2023, the Group’s transactions with key management personnel were loans and commitments of € 1 million and deposits of € 16 million. In addition, the Group provides banking services, such as payment and account services as well as investment advice, to key management personnel. Transactions with Subsidiaries, Joint Ventures and Associates Transactions between Deutsche Bank AG and its subsidiaries meet the definition of related party transactions. If these transactions are eliminated on consolidation, they are not disclosed as related party transactions. Transactions between the Group and its associated companies and joint ventures and their respective subsidiaries also qualify as related party transactions. Transactions for subsidiaries, joint ventures and associates are presented combined in below table as these are not material individually. Loans in € m. 2024 2023 Loans outstanding, beginning of year 44 119 Net movement in loans during the period 70 (98) Changes in the group of consolidated companies 0 0 Exchange rate changes/other (41) 23 Loans outstanding, end of year1 73 44 Other credit risk related transactions: Allowance for loan losses 0 1 Provision for loan losses 1 0 Guarantees and commitments 3 1 1. Loans past due were € 0 million as of December 31, 2024 and € 0 million as of December 31, 2023. For the total loans the Group held collateral of € 0 million and € 0 million as of December 31, 2024 and December 31, 2023, respectively Deposits in € m. 2024 2023 Deposits outstanding, beginning of year 33 31 Net movement in deposits during the period (4) 2 Changes in the group of consolidated companies 0 0 Exchange rate changes/other 0 0 Deposits outstanding, end of year 29 33 Other Transactions Includes bonds issued by associated companies which the Group acquired and classified as trading assets. These trading assets amounted to € 27 million as of December 31, 2024, and € 11 million as of December 31, 2023. Other assets related to transactions with associated companies amounted to € 2 million as of December 31, 2024, and € 2 million as of December 31, 2023. Other liabilities related to transactions with associated companies were € 0 million as of December 31, 2024, and € 7 million as of December 31, 2023. Transactions with Pension Plans Under IFRS, post-employment benefit plans are considered related parties. The Group has business relationships with a number of its pension plans pursuant to which it provides financial services to these plans, including investment management services. Transactions with related party pension plans in € m. 2024 2023 Equity shares issued by the Group held in plan assets 0 0 Other assets 2 1 Fees paid from plan assets to asset managers of the Group 16 21 Market value of derivatives with a counterparty of the Group 679 698 Notional amount of derivatives with a counterparty of the Group 9,730 8,146